                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06053

Morgan Stanley Insured Municipal Bond Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL BOND
PORTFOLIO OF INVESTMENTS  JULY 31, 2006 (UNAUDITED)

       PRINCIPAL
       AMOUNT IN                                                                         COUPON     MATURITY
       THOUSANDS                                                                          RATE        DATE               VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS (145.6%)
                     General Obligation  (16.9%)
            $2,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                     0.00%       06/30/11           $1,638,200
             1,000   Los Angeles Unified School District, California, Election          5.00        07/01/30            1,039,200
                        of 2004 Ser 2006 F(MBIA)
             2,000   Hawaii, Ser 2001 (FGIC)                                           5.375        08/01/18            2,123,780
             1,500   Chicago Park District, Illinois, Harbor Ser 2003 C (Ambac)         5.00        01/01/24            1,546,395
                     Illinois,
             1,400      Ser 2000 (MBIA)                                                 5.75        12/01/17            1,498,056
             1,300      Ser 2000 (MBIA)                                                 5.75        12/01/18            1,391,052
             1,000   Bristol Borough School District, Pennsylvania, Ser 2005 (FSA)      5.25        03/01/31            1,055,760
             -----                                                                                                      ---------
            10,200                                                                                                     10,292,443
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (2.5%)
             1,000   Broward County Educational Facilities Authority, Florida,          5.00        04/01/31            1,028,900
                         Nova Southeastern University Ser 2006 (AGC)
               495   New Hampshire Health & Education Facilities Authority,            5.125        07/01/33              512,795
               ---      University of New Hampshire Ser 2001 (Ambac)                                                      -------
             1,495                                                                                                      1,541,695
             -----                                                                                                      ---------

                     Electric Revenue  (14.1%)
             1,400   Alaska Industrial Development & Export Authority, Snettisham       5.00        01/01/27            1,414,574
                        Hydroelectric 1st Ser (AMT) (Ambac)
             1,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)    5.25        10/01/40            1,047,690
             1,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)          5.00        09/01/34            1,029,980
                     South Carolina Public Service Authority,
             1,000      1997 Refg Ser A (MBIA)                                          5.00        01/01/29            1,016,690
             1,000      2006 Ser A (MBIA)                                               5.00        01/01/36            1,033,730
             1,000   Lower Colorado River Authority, Texas, Refg 1997 Ser A (FGIC)      5.00        05/15/25            1,027,890
             1,000   Grant County Public Utility District #2, Washington, Wanapum       5.00        01/01/34            1,025,160
                        Hydroelectric 2005 Ser A (FGIC)
             1,000   Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)       5.00        07/01/37            1,026,370
             -----                                                                                                      ---------
             8,400                                                                                                      8,622,084
             -----                                                                                                      ---------
                     Hospital Revenue  (8.4%)
             1,000   Illinois Finance Authority, Swedish American Hospital              5.00        11/15/31            1,023,430
                        Ser 2004 (Ambac)
             1,000   Minneapolis Health Care Systems, Minnesota, Fairview               5.00        11/15/30            1,032,570
                        2005 Ser D (Ambac)
             2,000   New York State Dormitory Authority, Memorial Sloan Kettering       5.00        07/01/24            2,069,500
                                2003 Ser I (MBIA)
             1,000   University of North Carolina, Hospitals at Chapel Hill             5.00        02/15/24            1,029,030
             -----       Ser 1999 (Ambac)                                                                               ---------
             5,000                                                                                                      5,154,530
             -----                                                                                                      ---------

                     Mortgage Revenue - Multi-Family  (4.0%)
             2,395   New York State Housing Finance Agency, 1996 Ser A Refg (FSA)       6.10        11/01/15            2,446,996
             -----                                                                                                      ---------

                     Mortgage Revenue - Single Family  (1.5%)
               915   New Jersey Housing Mortgage Finance Authority, Home Buyer         5.875        10/01/31              918,257
               ---      Ser 2000 CC (AMT) (MBIA)                                                                         -------

                     Public Facilities Revenue  (9.3%)
             1,000   District of Columbia Ballpark, Ser B-1                             5.00        02/01/31            1,028,570
             3,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            3,068,430
             1,500   Jacksonville, Florida, Excise Tax Ser 2003 C (AMT) (MBIA)          5.25        10/01/19            1,574,265
             -----                                                                                                      ---------
             5,500                                                                                                      5,671,265
             -----                                                                                                      ---------

                     Recreational Facilities Revenue  (8.0%)
             1,000   Denver Convention Center Hotel Authority, Colorado,  Refg          5.00        12/01/30            1,030,270
                        Ser (XLCA)
             1,000   Miami-Dade County, Florida, Ser 2005 A (MBIA)                      0.00#       10/01/30              708,640
             1,000   Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)     5.25        09/01/39            1,055,650
             2,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            2,081,480
             -----                                                                                                      ---------

             5,000                                                                                                      4,876,040
             -----                                                                                                      ---------

                     Tax Allocation Revenue  (2.1%)
               250   Long Beach Bond Finance Authority, California, Downtown North     5.375        08/01/18              268,383
                        Long Beach Poly High and West Beach 2002 Ser A (Ambac)
             1,000   San Diego Redevelopment Agency, California, Centre City            5.00        09/01/23            1,034,560
             -----      Ser 2004 A (XLCA)                                                                               ---------
             1,250                                                                                                      1,302,943
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (35.5%)
             1,065   Florida, Department of Transportation, Ser 2002 A (MBIA)           5.00        07/01/25            1,100,592
             2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee             5.375        01/01/32            2,058,420
                        Ser 2001 A (AMT) (Ambac)
             2,000   Illinois Toll Highway Authority, Priority Refg 1998                5.50        01/01/15            2,205,760
                        Ser A (FSA)
               500   Massachusetts Turnpike Authority, Metropolitan Highway            5.701+++      1/01/37              525,780
                        ROLS RR II R536 (MBIA)
             1,500   Wayne County, Michigan, Detroit Metropolitan Wayne County          5.50        12/01/17            1,596,645
                        Airport Refg Ser 2002 D (AMT) (FGIC)
             2,000   Nevada Department of Business & Industry, Las Vegas Monorail      5.375        01/01/40            2,061,800
                        1st Tier Ser 2000 (Ambac)
             2,500   New Hampshire, Turnpike 1991 Refg Ser B & C (FGIC)                8.968+++     11/01/17            2,635,675
                     Metropolitan Transportation Authority, New York,
             1,000      State Service Contract Refg Ser 2002 A (MBIA)                   5.50        01/01/20            1,080,210
             2,000      State Service Contract Refg Ser 2002 B (MBIA)                   5.50        07/01/20            2,160,420
             1,000   Port Authority of New York & New Jersey, Cons 121                 5.125        10/15/30            1,022,350
                        Ser (MBIA) ##
             2,000   Southeastern Pennsylvania Transportation Authority,                5.25        03/01/18            2,081,860
                        Ser A 1999 (FGIC)
             2,000   Dallas-Forth Worth International Airport, Texas, Refg & Impr       5.50        11/01/31            2,097,600
                        Ser 2001 A (AMT) (FGIC)
             1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)           5.25        08/15/35            1,037,110
             -----                                                                                                      ---------
            20,565                                                                                                     21,664,222
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (31.1%)
             1,000   Eastern Municipal Water District, California, Water & Sewer        5.00        07/01/32            1,030,720
                         Ser 2006 A COPs (MBIA)

             1,000   Los Angeles Department of Water & Power, California, Water         5.00        07/01/25            1,039,370
                        2004 Ser C (MBIA)
             1,000   Sacramento County Sanitation District, California,                 5.00        12/01/28            1,041,340
                        Ser 2006 (FGIC)
             2,000   Miami Beach, Florida, Water & Sewer Ser 2000 (Ambac)               5.75        09/01/25            2,146,800
             2,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                  5.25        10/01/22            2,103,740
             1,200   Honolulu City and County,  Hawaii, Wastewater Jr Ser               5.25        07/01/17            1,253,412
                        1998 (FGIC)
             1,000   Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999           5.25        05/15/17            1,034,160
                        (Ambac)
             2,000   Austin, Texas, Water & Wastewater Ser 2004 A (Ambac)               5.00        11/15/27            2,063,520
             3,000   Houston, Texas, Combined Utility First Lien Refg 2004              5.25        05/15/23            3,186,750
                        Ser A (FGIC)
             4,000   Norfolk, Virginia, Water Ser 1995 (MBIA)                          5.875        11/01/20            4,086,280
             -----                                                                                                      ---------
            18,200                                                                                                     18,986,092
            ------                                                                                                     ----------

                     Other Revenue (3.4%)
             2,000   Golden State Tobacco Securitization Corporation, California,       5.00        06/01/38            2,052,300
             -----      Enhanced Asset Backed Ser 2005 A (FGIC)                                                         ---------

                     Refunded (8.8%)
             2,000   Mesa Industrial Development Authority, Arizona, Discovery         5.875        01/01/10+           2,146,320
                        Health Ser 1999 A (MBIA)
             3,000   Puerto Rico Infrastructure Financing Authority, 2000               5.50        10/01/32            3,197,100
             -----      Ser A (ETM)++                                                                                   ---------
             5,000                                                                                                      5,343,420
             -----                                                                                                      ---------
            85,920   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $85,397,486)                                               88,872,287
            ------                                                                                                     ----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.1%)
               300   Missouri Health & Educational Facilities Authority, Cox Health    3.64*        06/01/15              300,000
                        System Ser 1997 (MBIA) (Demand 08/01/06)
             1,000   North Central Texas Health Facilities Development Corporation,    3.65*        12/01/15            1,000,000
             -----      Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 08/01/06)                                 ---------

             1,300   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,300,000)                                1,300,000
             -----                                                                                                      ---------

           $87,220   TOTAL INVESTMENTS (Cost $86,697,486) (a) (b)                   147.7%                             90,172,287
           =======
                     OTHER ASSETS IN EXCESS OF LIABILITIES                            1.4                                 873,156

                     PREFERRED SHARES OF BENEFICIAL INTEREST                        (49.1)                            (30,000,000)
                                                                                    ------                            -----------

                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                   100.0%                            $61,045,443
                                                                                    ======                            ===========

--------------

Note:  The categories of investments are shown as a percentage of net assets applicable to common shareholders.
         AMT         Alternative Minimum Tax.
        COPs         Certificates of Participation.
         ETM         Escrowed to maturity.
        ROLS         Reset Options Long (Illiquid Security).
          +          Prerefunded to call date shown.
         ++          A portion of this security has been physically segregated
                     in connection with open futures contracts in the
                     amount of $14,500.
        +++          Current coupon rate for inverse floating rate municipal
                     obligation. This rate resets periodically as the auction
                     rate on the related securities changes. Position in inverse floating rate municipal obligations have a total value of
                     $3,161,455 which represents 5.2% of net assets applicable
                     to common shareholders.

          #          Currently a zero coupon security, will convert to 5.00% on
                     April 1, 2014.
         ##          Joint exemption in locations shown.
          *          Current coupon of variable rate demand obligation.
         (a)         Securities have been designated as collateral in an amount equal to $3,115,813 in connection with open futures
                     contracts.
         (b)         The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes. The
                     aggregate gross unrealized appreciation is $3,590,587 and
                     the aggregate gross unrealized depreciation is $115,786,
                     resulting in net unrealized appreciation of $3,474,801.

    Bond Insurance:
    ---------------
        Ambac        Ambac Assurance Corporation.
        FGIC         Financial Guaranty Insurance Company.
         FSA         Financial Security Assurance Inc.
        MBIA         Municipal Bond Investors Assurance Corporation.
        XLCA         XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

NUMBER OF                                        DESCRIPTION, DELIVERY                 UNDERLYING FACE               UNREALIZED
CONTRACTS               LONG/SHORT                  MONTH AND YEAR                     AMOUNT AT VALUE              DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------

   10                      Short               U.S. Treasury Notes 10 Yr
                                                    September 2006                       (1,060,313)                  $(7,996)

   20                      Short               U.S. Treasury Notes 5 Yr
                                                    September 2006                       (2,084,375)                   (6,461)
                                                                                                                -----------------
                                                   Total Unrealized Depreciation...............                      $(14,457)
                                                                                                                =================

                        Geographic Summary of Investments
             Based on Market Value as a Percent of Total Investments

Alaska                                                          3.4%
Arizona                                                         2.4
California                                                      8.5
Colorado                                                        2.3
Dist of Columbia                                                1.2
Florida                                                        10.8
Georgia                                                         2.4
Hawaii                                                          3.8
Illinois                                                       10.9
Maryland                                                        1.2
Massachusetts                                                   0.6
Michigan                                                        1.8
Minnesota                                                       1.2
Nevada                                                          2.3
New Hampshire                                                   3.5
New Jersey                                                      2.2
New Mexico                                                      1.2
New York                                                       11.0
North Carolina                                                  1.2
Ohio                                                            2.3
Pennsylvania                                                    3.5
Puerto Rico                                                     3.6
South Carolina                                                  2.3
Texas                                                          10.6
Virginia                                                        4.6
Washington                                                      1.2
Wisconsin                                                       1.2
Joint exemptions*                                              (1.2)
                                                              ------
Total+                                                        100.0%
                                                              ======

---------

*   Joint exemptions have been included in each geographic location.
+   Does not include open short futures contracts with an underlying face amount of $3,144,688 with unrealized depreciation of $14,457.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Bond Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Bond Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information
                    relating to the registrant, including its consolidated
                    subsidiaries, is made known to us by others within those
                    entities, particularly during the period in which this
                    report is being prepared;

          (b)       Omitted;

          (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                    conclusions about the effectiveness of the disclosure
                    controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
                    and

          (d)       Disclosed in this report any change in the registrant's
                    internal control over financial reporting that occurred
                    during the second fiscal quarter of the period covered by
                    this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal
                    control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                    reporting which are reasonably likely to adversely affect
                    the registrant's ability to record, process, summarize, and report financial information; and

          (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal control over financial reporting.

Date: September 21, 2006
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Bond Trust;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information
                    relating to the registrant, including its consolidated
                    subsidiaries, is made known to us by others within those
                    entities, particularly during the period in which this
                    report is being prepared;

          (b)       Omitted;

          (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                    conclusions about the effectiveness of the disclosure
                    controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
                    and

          (d)       Disclosed in this report any change in the registrant's
                    internal control over financial reporting that occurred
                    during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                    reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                    reporting which are reasonably likely to adversely affect
                    the registrant's ability to record, process, summarize, and report financial information; and

          (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal control over financial reporting.

Date: September 21, 2006
                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5